Investment Strategy	May 01, 2026
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in one or more exchange-traded funds (“ETFs”) that provide exposure to the S&P 500® Index (such as SPDR® S&P 500® ETF Trust (“SPY”) and/or Vanguard S&P 500 ETF
(“VOO”)), with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date.

Through this call option strategy, the Fund sells or “writes” exchange-traded call options to generate income from option premiums. These may include but are not limited to selling call options on SPY and/or VOO, or selling call options on the S&P 500® Index (“SPX”) or selling Cboe Mini-SPX Index call options (“XSP”). XSP options are designed to track the S&P 500 ® Index but trade at a smaller size compared to a standard SPX options contract.

The Fund will receive premium income for each call option sold. The expiration dates at the time of purchase for the Fund’s sold call options will range from the same day to one week. While the Fund expects to primarily invest in daily or 0DTE call options, the Fund may use options expiring weekly or purchase put options to accommodate defensive actions, if needed to prevent against a loss of premium or a capital loss. The Fund may also implement multi-leg option strategies such as credit spreads as defensive actions during periods of heightened market volatility. Multi-leg option strategies involve selling a call option while buying another call option at a different strike price on the same underlying and with the same expiration date. Compared to a similar strategy using monthly call options, a strategy using daily call options provides a higher income potential and a more stable income level in volatile markets. The Fund’s use of daily or 0DTE call options provides a higher likelihood of participating more closely in the capital performance of the underlying security as compared to covered call strategies with longer time horizons. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Fund's S&P 500® exposure beyond a certain point. If the value of the Fund's S&P 500® exposure increases, the above-referenced long exposure would allow the Fund to experience similar percentage gains. However, if the applicable ETF or index underlying the written call options appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to ETFs providing S&P 500® Index exposure and the sold 0DTE call positions) will limit the Fund’s participation in gains of its S&P 500® exposure beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Fund’s S&P 500® exposure into current income.
To implement the Fund’s investment strategy, at the beginning of each trading day, the Adviser sells “out-of-the-money” same day call options on SPY, VOO, SPX or XSP between 0% and 5% “out of the money” at the time of purchase. The strike price of an option is the price at which the underlying security can be bought or sold. The difference between the option’s strike price and the price of the underlying security determines if an option is “out of the money” or “in the money”. A call option is “out of the money” if the strike price of the option is higher than the current price of the underlying security. A call option is “in the money” if the strike price of the option is lower than the current price of the underlying security. At the expiration date, if the option is “in-the-money”, the buyer will typically exercise the option, benefiting from the ability to purchase the underlying security from the seller at a price lower than the current market price. If the option is “out-of-the-money”, the option likely will not be exercised, benefiting the seller who retains the underlying security. The tradeoff with respect to purchasing same day call options between 0% and 5% “out of the money” is, the closer the option position to the price of the underlying security, the larger the option premium, but the lower the cap is set to participate in the capital appreciation of the underlying security.  The higher it is set, the less income is generated from premiums, but the higher the ceiling is to participate in the capital appreciation of the underlying security.
With respect to the Fund’s covered call options, the Adviser covers up to 100% of the notional value of the underlying security. However, the Fund’s notional exposure will drift during each trading day. The notional value of the options will not be permitted to deviate with respect to the underlying security by plus or minus more than 5% at the end of each trading day. The Fund may reallocate its portfolio at the end of each trading day. That is, the Fund may allow each day’s options to expire and then settle them in cash. The Fund may also close an options position before its expiration at the end of a trading day if the Adviser believes the option has yielded a majority of its potential return, and then open another option that expires the same day to generate additional premium, or to roll the option to prevent its expiry in the money.
The long component of the strategy consists of investments in one or more exchange-traded funds that provide exposure to the S&P 500® Index, including SPDR® S&P 500® ETF Trust (“SPY”) and Vanguard S&P 500 ETF (“VOO”). SPY and VOO are not actively managed and each holds a portfolio of common stocks that are included in the S&P 500® Index with the weight of each stock substantially corresponding to the weight of such stock in the Index. The Fund is designed to provide investors with exposure to the performance associated with the S&P 500® Index through such ETFs, subject to a limit on potential gains, while providing incremental income. The Fund may allocate up to 100% of its long equity exposure to SPY, VOO, or any combination thereof, in the Adviser’s discretion. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions from a stream of income based on call options premiums received. There is no guarantee, however, that the Fund will make a distribution in any given month, and the amounts of the distribution may vary greatly from one distribution to the next. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in financial instruments and economic interests, including through direct investments in equity securities, that provide exposure to the S&P 500® Index. “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund will also hold short-term U.S. Treasury securities as collateral in connection with the Fund's options strategy and to generate income. The income generated by these securities will be influenced by interest rates at the time of investment. Further income, in the form of option premiums received from sales of call options, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, will also impact the level of income.

Investment Process: In managing the equity portion of the Fund’s portfolio, the Adviser has developed a unique approach to daily “out-of-the-money” covered call options strategy, powered by the Adviser’s proprietary research process.

In pursuing the Fund’s investment strategy, the Adviser considers a number of criteria including:

●Income Generation: The Adviser’s technology identifies the optimal strike price daily, factoring in market volatility, historical data, planned market events, and other dynamic parameters. This approach not only increases the potential for consistent, additive income generation but also retains the opportunity for capital appreciation.

●Maximized Theta Decay: By writing call options at the beginning of each trading day that expire the same day, the Adviser seeks to capitalize on the rapid time decay of the options.  This refers to the circumstance in which the extrinsic value of an option (the difference between the market price of an option and its intrinsic value) diminishes as it approaches its expiration date, all else being equal. Out-of-the-money options expiring the same day are less likely to end up in-the-money at expiration than longer-term options. A shift into in-the-money option positions means the strike price of the option is lower than the price of the underlying security in which case the Fund could incur a loss. Options expiring in one week are not designed to maximize theta decay.

●Reduced Time Risk:  By focusing on options with short-term expirations (that is one day), the Adviser seeks to minimize the chances that the intrinsic value of the option (the difference between an option’s strike price and the underlying asset’s price) adversely affect the option's value.

●Flexibility: As market conditions change, the Adviser will adjust its position daily to re-align with the underlying security ’s price trajectory. This approach offers the best chance to participate in both the underlying security's performance and the simultaneous harvesting of daily options premiums.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

An investment in the Fund is not an investment in SPY, VOO, or the S&P 500® Index, nor is the Fund a traditionally passively managed index fund. The Fund does not invest directly in the S&P 500® Index or in any companies that comprise the Index. Neither the Fund nor any of its affiliates makes any representation to you as to the performance of the S&P 500® Index.
The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with nor endorsed by SPY, VOO, or the S&P 500® Index.

Index Overview: The S&P 500® Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.- based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index. The S&P 500® Index includes 500 selected companies, all of which are listed on national stock exchanges and spans a broad range of major sectors. The five largest sectors in the Index as of December 31, 2025 were Information Technology, Financials, Healthcare, Consumer Discretionary and Industrials. This distribution can vary over time as the market value of these sectors change. Regarding volatility, the S&P 500® Index, like all market indices, has experienced periods of significant daily price movements. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in financial instruments and economic interests, including through direct investments in equity securities, that provide exposure to the S&P 500® Index.
TappAlpha Innovation 100 Growth & Daily Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in one or more exchange-traded products that seek to track the performance of the NASDAQ-100® Index (the “Index”), including Invesco QQQ Trust (“QQQ”), Invesco NASDAQ 100 ETF (“QQQM”), or other ETFs that provide substantially similar exposure to the Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. Through this call option strategy, the Fund sells or “writes” exchange-traded call options to generate income from option premiums. These may include but are not limited to selling call options on QQQ and/or QQQM (or any successor or similar ETF tracking the Index) or selling call options on the NASDAQ 1000 Micro Index (XND) and the NASDAQ 1000 Reduced Volatility Index (NQX). The NASDAQ-100 Index is a modified market capitalization weighted index composed of securities issued by 100 of the largest non-financial companies listed on the NASDAQ Stock Market (NASDAQ). XND is designed to reflect 1/100 of the full value of the NASDAQ-100 Index. NQX is designed to reflect 1/5 of the full value of the NASDAQ-100 Index. XND and NQX are appropriate for the Fund’s strategy because they represent a sub-set of the NASDAQ-100 Index.

The Fund will receive premium income for each call option sold. The expiration dates at the time of purchase for the Fund’s sold call options will range from the same day to one week. While the Fund expects to primarily invest in daily or 0DTE call options, the Fund may use options expiring weekly or purchase put options to accommodate defensive actions, if needed to prevent against a loss of premium or a capital loss. The Fund may also implement multi-leg option strategies such as credit spreads as defensive actions during periods of heightened market volatility. Multi-leg option strategies involve selling a call option while buying another call option at a different strike price on the same underlying and with the same expiration date. Compared to a similar strategy using monthly call options, a strategy using daily call options provides a higher income potential and a more stable income level in volatile markets. The Fund’s use of daily or 0DTE call options provides a higher likelihood of participating more closely in the capital performance of the underlying security as compared to covered call strategies with longer time horizons. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Fund’s NASDAQ-100® exposure beyond a certain point. If the value of the Fund’s NASDAQ-100® exposure increases, the above-referenced long exposure would allow the Fund to experience similar percentage gains. However, if the applicable ETF or index underlying the written call options appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to one or more ETFs providing NASDAQ-100® Index exposure and the sold 0DTE call positions) will limit the Fund’s participation in gains of its NASDAQ-100® exposure beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Fund’s NASDAQ-100® exposure into current income.

To implement the Fund’s investment strategy, at the beginning of each trading day, the Adviser sells “out-of-the-money” same day call options on QQQ, QQQM, XND or NQX between 0% and 5% “out of the money” at the time of purchase. The strike price of an option is the price at which the underlying security can be bought or sold. The difference between the option’s strike price and the price of the underlying security determines if an option is “out of the money” or “in the money”. A call option is “out of the money” if the strike price of the option is higher than the current price of the underlying security. A call option is “in the money” if the strike price of the option is lower than the current price of the underlying security. At the expiration date, if the option is “in-the-money”, the buyer typically will exercise the option, benefiting from the ability to purchase the underlying security from the seller at a price lower than the current market price. If the option is “out-of-the-money”, the option likely will not be exercised, benefiting the seller who retains the underlying security. The trade-off with respect to purchasing same day call options between 0% and 5% “out of the money” is, the closer the option position to the price of the underlying security, the larger the option premium, but the lower the cap is set to participate in the capital appreciation of the underlying security.  The higher it is set, the less income is generated from premiums, but the higher the ceiling is to participate in the capital appreciation of the underlying security.

With respect to the Fund’s covered call options, the Adviser covers the entire notional value of the underlying security. However, the Fund’s notional exposure will drift during each trading day. The Fund may reallocate its portfolio at the end of each trading day. The notional value of the options will not be permitted to deviate with respect to the underlying security by plus or minus more than 5%. That is, the Fund may allow each day’s options to expire and then settle them in cash. The Fund may also close an options position before its expiration at the end of a trading day if the Adviser believes the option has yielded a majority of its potential return, and then open another option that expires the same day to generate additional premium, or to roll the option to prevent its expiry in the money.

The long component of the strategy consists of investments in one or more exchange-traded products that seek to track the performance of the NASDAQ-100® Index, including QQQ and QQQM. QQQ and QQQM are not actively managed and each holds a portfolio of stocks that are included in the NASDAQ-100® Index. The Fund may allocate up to 100% of its long equity exposure to QQQ, QQQM, or any combination thereof, and may invest in other ETFs that provide substantially similar exposure to the Index, in the Adviser’s discretion. The Fund is designed to provide investors with exposure to the performance associated with the NASDAQ-100® Index, through such ETFs, subject to a limit on potential gains, while providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions from a stream of income based on call option premiums received. There is no guarantee, however, that the Fund will make a distribution in any given month, and the amounts of the distribution may vary greatly from one distribution to the next. Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments and economic interests that provide exposure to the NASDAQ-100® Index (“80% Investment Policy”). “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund will also hold short-term U.S. Treasury securities as collateral in connection with the Fund's options strategy and to generate income. The income generated by these securities will be influenced by interest rates at the time of investment. Further income, in the form of option premiums received from sales of call options, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, will also impact the level of income.
Investment Process: In managing the equity portion of the Fund’s portfolio, the Adviser has developed a unique approach to daily out-of-the-money covered call options strategy, powered by the Adviser’s proprietary research process.

In pursuing the Fund’s investment strategy, the Adviser considers a number of criteria including:

●Income Generation: The Adviser’s technology identifies the optimal strike price daily, factoring in market volatility, historical data, planned market events, and other dynamic parameters. This approach not only increases the potential for consistent, additive income generation but also retains the opportunity for capital appreciation.

●Maximized Theta Decay: By writing call options at the beginning of each trading day that expire the same day, the Adviser seeks to capitalize on the rapid time decay of the options.  This refers to the circumstance in which the extrinsic value of an option (the difference between the market price of an option and its intrinsic value) diminishes as it approaches its expiration date, all else being equal. Out-of-the-money options expiring the same day are less likely to end up in-the-money at expiration than longer-term options. A shift into in-the-money option positions means the strike price of the option is lower than the price of the underlying security in which case the Fund could incur a loss. Options expiring in one week are not designed to maximize theta decay.

●Reduced Time Risk:  By focusing on options with short-term expirations (that is one day), the Adviser seeks to minimize the chances that the intrinsic value of the option (the difference between an option’s strike price and the underlying asset’s price) adversely affect the option's value.

●Flexibility: As market conditions change, the Adviser will adjust its position daily to re-align with the underlying security’s price trajectory. This approach offers the best chance to participate in both the underlying security’s performance and the simultaneous harvesting of daily options premiums.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

An investment in the Fund is not an investment in QQQ, QQQM, or the NASDAQ-100® Index, nor is the Fund a traditionally passively managed index fund. The Fund does not invest directly in the NASDAQ-100® Index or in any companies that comprise the NASDAQ-100® Index. Neither the Fund nor any of its affiliates makes any representation to you as to the performance of the NASDAQ-100® Index.

The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with nor endorsed by QQQ, QQQM or the NASDAQ-100® Index.

Index Overview: The Nasdaq 100® Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars. The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments and economic interests that provide exposure to the NASDAQ-100® Index (“80% Investment Policy”).